EARNINGS PER SHARE AND DIVIDEND PER SHARE - Schedule of dividend per share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
DIVIDEND PER SHARE
Declared dividend per share	$ 4.63		$ 0.85
Declared dividend for the year	$ 378.7		$ 63.2
Dividend paid during the year	$ 166.7	$ 0.0	$ 70.6
Number of shares, end of period	82,311,301	81,233,271	74,855,931
Number of treasury shares, end of period	(493,371)	(493,371)	(493,371)	(312,900)
Number of shares outstanding, end of period	81,800,000	80,700,000	74,400,000
Dividend paid per share	$ 2.04		$ 0.95